Taxation - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Unused tax losses for which no deferred tax asset recognised	R$ 16,697	R$ 18,816	R$ 19,775